This is filed pursuant to Rule 497(e).
     File Nos.: 002-79807 and 811-03586






--------------------------------------------------------------------------------
                                     Yields
      For current recorded yield information on the Fund, call toll-free:
(800):221-9513
--------------------------------------------------------------------------------

      The Fund, an open-end investment company with investment objectives of safety, liquidity and tax-free income consists of the General Portfolio which is diversified, and the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios, each of which is non-diversified. Shares of the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios are offered only to residents of each such respective state. This prospectus sets forth the information about each Portfolio that a prospective investor should know before investing. Please retain it for future reference.

      An investment in the Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share of each Portfolio. The Portfolios, except for the General Portfolio, may invest a significant portion of their assets in the securities of a single issuer. Accordingly, an investment in each such Portfolio may be riskier than an investment in other types of money market funds.

      A "Statement of Additional Information" dated October 30, 1998, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call (800) 221-5672 or write Alliance Fund Services, Inc. at the address shown in this prospectus.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

--------------------------------------------------------------------------------
Contents
Expense Information ........................................................   2
Financial Highlights .......................................................   3
Investment Objectives and Policies .........................................   7
Purchase and Redemption of Shares ..........................................  10
Additional Information .....................................................  11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     [LOGO]
                                PROCASH PLUS(TM)

                                PROSPECTUS
                                    OCTOBER 30, 1998

                           Alliance Municipal Trust--
                                 General Portfolio
                                 California Portfolio
                                 Connecticut Portfolio
                                 Florida Portfolio
                                 Massachusetts Portfolio
                                 New Jersey Portfolio
                                 New York Portfolio
                                 Virginia Portfolio

                                    PERSHING
                                  Division of
              DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
               One Pershing Plaza, Jersey City, New Jersey 07399
                  Member NASD, Member New York Stock Exchange,
                    Other Principal Exchanges, Member SIPC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

Shareholder Transaction Expenses

      The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

Annual Fund Operating Expenses
(as a percentage of average net assets,
after expense reimbursement)       AMT-Gen  AMT-NY   AMT-CA   AMT-CT   AMT-NJ   AMT-VA   AMT-FL   AMT-MA
                                   -------  ------   ------   ------   ------   ------   ------   ------
  Management Fees ................   .50%     .50%     .50%     .50%     .50%     .50%     .50%     .50%
  12b-1 Fees .....................   .25      .25      .25      .25      .25      .25      .25      .25
  Other Expenses .................   .25      .25      .25      .25      .25      .25      .25      .25
                                    ----     ----     ----     ----     ----     ----     ----     ----
  Total Fund  Operating Expenses .  1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%

Example

      You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                       1 Year    3 Years   5 Years   10 Years
                                       ------    -------   -------   --------
  AMT--General ....................      $10       $32       $55       $122
  AMT--New York ...................      $10       $32       $55       $122
  AMT--California .................      $10       $32       $55       $122
  AMT--Connecticut ................      $10       $32       $55       $122
  AMT--New Jersey .................      $10       $32       $55       $122
  AMT--Virginia ...................      $10       $32       $55       $122
  AMT--Florida ....................      $10       $32       $55       $122
  AMT--Massachusetts ..............      $10       $32       $55       $122

      The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for AMT-NY, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolios, before expense reimbursements, would be: AMT-NY: Management Fees. --
 .50%, 12b-1 Fees -- .25%, Other Expenses -- .26% and Total Operating Expenses -- 1.01%; AMT-CT: Management Fee -- .50%, 12b-1 Fees -- .25%, Other Expenses --
 .31% and Total Operating Expenses -- 1.06%; AMT-NJ: Management Fee -- .50%, 12b-1 Fees -- .25%, Other Expenses -- .32% and Total Operating Expenses --
1.07%; AMT-VA: Management Fee -- .50%, 12b-1 Fees-.25%, Other Expenses -- .28% and Total Operating Expenses -- 1.03%; AMT-FL: Management Fee -- .50%, 12b-1 Fees-.25%, Other Expenses -- .31% and Total Operating Expenses -- 1.06%; and AMT-MA: Management Fees -- .50%, 12b-1 Fees -- .25%, Other Expenses -- .62% and Total Operating Expenses -- 1.37%. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS o For a share outstanding throughout each period (audited)
--------------------------------------------------------------------------------

      The following tables have been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Fund's Statement of Additional Information.

Alliance Municipal Trust

                                                                       General Portfolio
                                                 -----------------------------------------------------------------
                                                                        Year Ended June 30,
                                                 -----------------------------------------------------------------
                                                  1998      1997     1996      1995         1994        1993
                                                 ------    ------   ------    ------       ------      ------
Net asset value, beginning of period ..........  $ 1.00    $ 1.00   $ 1.00    $ 1.00       $ 1.00      $ 1.00
                                                 ------    ------   ------    ------       ------      ------
Income from Investment Operations
Net investment income .........................    .028      .028     .029      .028(d)      .018(d)     .020(d)
Net realized and unrealized loss on investments     -0-       -0-      -0-     (.003)         -0-         -0-
                                                 ------    ------   ------    ------       ------      ------
Net increase in net asset value from operations    .028      .028     .029      .025         .018        .020
                                                 ------    ------   ------    ------       ------      ------

Add: Capital Contributions
Capital Contributed by the Adviser ............     -0-       -0-      -0-      .003          -0-         -0-

Less: Dividends
Dividends from net investment income ..........   (.028)    (.028)   (.029)    (.028)       (.018)      (.020)
                                                 ------    ------   ------    ------       ------      ------
Net asset value, end of period ................  $ 1.00    $ 1.00   $ 1.00    $ 1.00       $ 1.00      $ 1.00
                                                 ======    ======   ======    ======       ======      ======

Total Return
Total investment return based on net asset
  value (a) ...................................    2.85%     2.81%    2.93%     2.83%(c)     1.81%       2.05%

Ratios/Supplemental Data
Net assets, end of period (in millions) .......  $1,196    $  980   $1,148    $1,189       $1,134      $1,016
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements .     .98%      .94%     .95%      .94%         .92%        .92%
  Expenses, before waivers and reimbursements .     .98%      .94%     .95%      .95%         .94%        .94%
  Net investment income (d) ...................    2.81%     2.76%    2.90%     2.78%        1.80%       2.02%

                                                              General Portfolio
                                                 ---------------------------------------------
                                                                          Six Months      Year
                                                    Year Ended June 30,      Ended       Ended
                                                 ------------------------   June 30,    Dec. 31,
                                                  1992     1991     1990     1989        1988
                                                 ------   ------   ------   ------      ------
Net asset value, beginning of period ..........  $ 1.00   $ 1.00   $ 1.00   $ 1.00      $ 1.00
                                                 ------   ------   ------   ------      ------
Income from Investment Operations
Net investment income .........................    .034     .046     .055     .030        .047
Net realized and unrealized loss on investments     -0-      -0-      -0-      -0-         -0-
                                                 ------   ------   ------   ------      ------
Net increase in net asset value from operations    .034     .046     .055     .030        .047
                                                 ------   ------   ------   ------      ------

Add: Capital Contributions
Capital Contributed by the Adviser ............     -0-      -0-      -0-      -0-         -0-

Less: Dividends
Dividends from net investment income ..........   (.034)   (.046)   (.055)   (.030)      (.047)
                                                 ------   ------   ------   ------      ------
Net asset value, end of period ................  $ 1.00   $ 1.00   $ 1.00   $ 1.00      $ 1.00
                                                 ======   ======   ======   ======      ======

Total Return
Total investment return based on net asset
  value (a) ...................................    3.48%    4.71%    5.65%    6.13%(b)    4.81%

Ratios/Supplemental Data
Net assets, end of period (in millions) .......  $  914   $  883   $  798   $  695      $  633
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements .     .92%     .89%     .83%     .84%(b)     .83%
  Expenses, before waivers and reimbursements .     .95%     .95%     .93%     .94%(b)     .93%
  Net investment income (d) ...................    3.40%    4.57%    5.50%    5.96%(b)    4.69%

----------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)   Annualized.

(c)   The capital contribution by the Adviser had no effect on total return.

(d)   Net of expenses reimbursed or waived by the Adviser.

                                                                    New York Portfolio
                                           ----------------------------------------------------------------
                                                                    Year Ended June 30,
                                           ----------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993
                                           --------   --------   --------   --------   --------   --------
Net asset value, beginning of period ....  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------

Income from Investment Operations
Net investment income(a) ................      .027       .027       .028       .028       .018       .019
                                           --------   --------   --------   --------   --------   --------

Less: Dividends
Dividends from net investment income ....     (.027)     (.027)     (.028)     (.028)     (.018)     (.019)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period ..........  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           ========   ========   ========   ========   ========   ========

Total Return
Total investment return based on
  net asset value(b) ....................      2.74%      2.77%      2.87%      2.84%      1.77%      1.94%

Ratios/Supplemental Data
Net assets, end or period (000's omitted)  $520,562   $355,461   $330,984   $177,254   $162,839   $100,529
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements ......................       .93%       .85%       .85%       .85%       .84%       .80%
  Expenses, before waivers and
    reimbursements ......................      1.01%      1.04%      1.03%      1.03%      1.08%      1.06%
  Net investment income(a) ..............      2.69%      2.73%      2.82%      2.81%      1.77%      1.91%

                                                         New York Portfolio
                                           ------------------------------------------------------
                                                                        Six Months       Year
                                               Year Ended June 30,         Ended         Ended
                                           --------------------------     June 30,       Dec. 31,
                                             1992       1991     1990       1989          1988
                                           --------   -------   -------   -------        -------
Net asset value, beginning of period ....  $   1.00   $  1.00   $  1.00   $  1.00        $  1.00
                                           --------   -------   -------   -------        -------

Income from Investment Operations
Net investment income(a) ................      .034      .042      .051      .027           .041
                                           --------   -------   -------   -------        -------

Less: Dividends
Dividends from net investment income ....     (.034)    (.042)    (.051)    (.027)         (.041)
                                           --------   -------   -------   -------        -------
Net asset value, end of period ..........  $   1.00   $  1.00   $  1.00   $  1.00        $  1.00
                                           ========   =======   =======   =======        =======

Total Return
Total investment return based on
  net asset value(b) ....................      3.47%     4.32%     5.26%     5.61%(c)       4.14%

Ratios/Supplemental Data
Net assets, end or period (000's omitted)  $100,476   $71,748   $62,536   $41,910        $41,335
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements ......................       .80%      .80%      .80%      .85%(c)       1.00%
  Expenses, before waivers and
    reimbursements ......................      1.12%     1.15%     1.18%     1.35%(c)       1.33%
  Net investment income(a) ..............      3.35%     4.20%     5.13%     5.45%(c)       4.03%

----------
(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)   Annualized.

                                                                   California Portfolio
                                           ----------------------------------------------------------------
                                                                    Year Ended June 30,
                                           ----------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993
                                           --------   --------   --------   --------   --------   --------
Net asset value, beginning of period ....  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Income from Investment Operations
Net investment income(b) ................      .027       .027       .029       .027       .018       .020
                                           --------   --------   --------   --------   --------   --------

Less: Dividends
Dividends from net investment income ....     (.027)     (.027)     (.029)     (.027)     (.018)     (.020)
                                           --------   --------   --------   --------   --------   --------

Net asset value, end of period ..........  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           ========   ========   ========   ========   ========   ========

Total Return
Total investment return based on
  net asset value (c) ...................      2.74%      2.76%      2.91%      2.78%      1.83%      2.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)  $422,464   $357,148   $297,862   $236,479   $219,673   $156,200
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements ......................       .96%       .93%       .93%       .93%       .93%       .93%
  Expenses, before waivers and
    reimbursements ......................       .97%       .96%       .94%      1.01%      1.02%      1.02%
  Net investment income(b) ..............      2.71%      2.73%      2.86%      2.75%      1.82%      2.01%

                                                             California Portfolio
                                           --------------------------------------------------------
                                                                          Six Months         Year
                                                Year Ended June 30,          Ended           Ended
                                           ----------------------------     June 30,        Dec. 31,
                                             1992       1991       1990       1989           1988
                                           --------   --------   --------   --------       --------
Net asset value, beginning of period ....  $   1.00   $   1.00   $   1.00   $   1.00       $   1.00
                                           --------   --------   --------   --------       --------
Income from Investment Operations
Net investment income(b) ................      .032       .043       .050       .029           .030
                                           --------   --------   --------   --------       --------

Less: Dividends
Dividends from net investment income ....     (.032)     (.043)     (.050)     (.029)         (.030)
                                           --------   --------   --------   --------       --------

Net asset value, end of period ..........  $   1.00   $   1.00   $   1.00   $   1.00       $   1.00
                                           ========   ========   ========   ========       ========

Total Return
Total investment return based on
  net asset value (c) ...................      3.26%      4.43%      5.17%      6.02%(d)       5.20%(d)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)  $121,317   $111,957   $104,097   $242,124       $103,390
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements ......................       .95%      1.00%       .99%       .92%(d)        .89%(d)
  Expenses, before waivers and
    reimbursements ......................      1.05%      1.10%      1.09%      1.02%(d)       1.10%(d)
  Net investment income(b) ..............      3.18%      4.32%      5.03%      5.90%(d)       5.21%(d)

----------
(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend and distributions at net asset value during the period, and redemption on the last day of the period.

(d)   Annualized.

                                                                          Connecticut Portfolio
                                      ------------------------------------------------------------------------------------------
                                                                                                                      January 5,
                                                                                                                        1990(a)
                                                                       Year Ended June 30,                              through
                                      --------------------------------------------------------------------------------  June 30,
                                        1998       1997       1996      1995      1994      1993      1992      1991      1990
                                      --------   --------    -------   -------   -------   -------   -------   -------   -------
Net asset value, beginning of period  $   1.00   $   1.00    $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                      --------   --------    -------   -------   -------   -------   -------   -------   -------

Income from Investment Operations
Net investment income(b) ...........      .027       .027       .028      .028      .017      .020      .033      .045      .026
                                      --------   --------    -------   -------   -------   -------   -------   -------   -------

Less: Dividends
Dividends from net investment income     (.027)     (.027)     (.028)    (.028)    (.017)    (.020)    (.033)    (.045)    (.026)
                                      --------   --------    -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period .....  $   1.00   $   1.00    $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                      ========   ========    =======   =======   =======   =======   =======   =======   =======

Total Return
Total investment return based on
  net asset value(c) ...............      2.75%      2.76%      2.88%     2.78%     1.71%     2.00%     3.35%     4.57%     5.53%(d)

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..................  $124,107   $102,612    $95,812   $75,991   $57,314   $56,224   $54,751   $48,482   $27,945
Ratio to net assets of:
  Expenses, net of waivers and
    reimbursements .................       .93%       .80%       .80%      .80%      .77%      .70%      .58%      .44%      .19%(d)
  Expenses, before waivers and
    reimbursements .................      1.06%      1.10%      1.15%     1.21%     1.21%     1.16%     1.22%     1.16%     1.10%(d)
  Net investment income(b) .........      2.69%      2.72%      2.84%     2.77%     1.69%     1.97%     3.28%     4.39%     5.39%(d)

----------
(a)   Commencement of operations.

(b) Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)   Annualized.

                                                         New Jersey Portfolio
                                           ----------------------------------------------------
                                                                                    February 7,
                                                                                     1994 (a)
                                                       Year Ended June 30,            through
                                           -----------------------------------------  June 30,
                                             1998        1997       1996      1995      1994
                                           --------    --------    -------   -------   -------
Net asset value, beginning of period ....  $   1.00    $   1.00    $  1.00   $  1.00   $  1.00
                                           --------    --------    -------   -------   -------

Income from Investment Operations
Net investment income(b) ................      .026        .027       .028      .029      .008
                                           --------    --------    -------   -------   -------

Less: Dividends
Dividends from net investment income ....     (.026)      (.027)     (.028)    (.029)    (.008)
                                           --------    --------    -------   -------   -------
Net asset value, end of period ..........  $   1.00    $   1.00    $  1.00   $  1.00   $  1.00
                                           ========    ========    =======   =======   =======

Total Return
Total investment return based on
  net asset value(c) ....................      2.67%       2.72%      2.89%     2.93%     2.08%(d)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)  $151,617    $123,579    $98,098   $74,133   $36,909
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements ......................       .94%        .85%       .82%      .74%      .70%(d)
  Expenses, before waivers and
    reimbursements ......................      1.07%       1.12%      1.19%     1.29%     1.93%(d)
  Net investment income(b) ..............      2.63%       2.68%      2.84%     2.98%     2.07%(d)

----------
(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)   Annualized.

                                                                         Virginia Portfolio
                                                         ----------------------------------------------------
                                                                                                  October 25,
                                                                                                    1994(a)
                                                                    Year Ended June 30,             through
                                                         -------------------------------------      June 30,
                                                           1998           1997          1996          1995
                                                         --------        -------       -------       -------
Net asset value, beginning of period ..............      $   1.00        $  1.00       $  1.00       $  1.00
                                                         --------        -------       -------       -------

Income from Investment Operations
Net investment income(b) ..........................          .029           .028          .029          .023
                                                         --------        -------       -------       -------

Less: Dividends
Dividends from net investment income ..............         (.029)         (.028)        (.029)        (.023)
                                                         --------        -------       -------       -------
Net asset value, end of period ....................      $   1.00        $  1.00       $  1.00       $  1.00
                                                         ========        =======       =======       =======

Total Return
Total investment return based on net asset value(c)          2.90%          2.83%         2.97%         3.48%(d)

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........      $123,822        $78,775       $89,557       $66,921
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements .....           .93%           .80%          .78%          .44%(d)
  Expenses, before waivers and reimbursements .....          1.03%          1.15%         1.15%         1.30%(d)
  Net investment income(b) ........................          2.86%          2.78%         2.91%         3.48%(d)

----------
(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)   Annualized.

                                                                 Florida Portfolio
                                                         --------------------------------------
                                                                                      July 28,
                                                               Year Ended              1995(a)
                                                                 June 30,              through
                                                         -----------------------       June 30,
                                                           1998           1997          1996
                                                         --------        -------       -------
Net asset value, beginning of period ..............      $   1.00        $  1.00       $  1.00
                                                         --------        -------       -------

Income from Investment Operations
Net investment income(b) ..........................          .028           .030          .030
                                                         --------        -------       -------

Less: Dividends
Dividends from net investment income ..............         (.028)         (.030)        (.030)
                                                         --------        -------       -------
Net asset value, end of period ....................      $   1.00        $  1.00       $  1.00
                                                         ========        =======       =======

Total Return
Total investment return based on net asset value(c)          2.87%          3.03%         3.32%(d)

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........      $113,095        $89,149       $91,179
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements .....           .93%           .65%          .58%(d)
  Expenses, before waivers and reimbursements .....          1.06%          1.10%         1.24%(d)
  Net investment income(b) ........................          2.82%          2.97%         3.12%(d)

----------
(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)   Annualized.

                                                             Massachusetts Portfolio
                                                             ----------------------
                                                                           April 17,
                                                               Year         1997(a)
                                                              Ended         through
                                                             June 30,       June 30,
                                                               1998           1997
                                                             -------        -------
Net asset value, beginning of period ..................      $  1.00        $  1.00
                                                             -------        -------

Income from Investment Operations
Net investment income(b) ..............................         .028           .007
                                                             -------        -------

Less: Dividends
Dividends from net investment income ..................        (.028)         (.007)
                                                             -------        -------
Net asset value, end of period ........................      $  1.00        $  1.00
                                                             =======        =======

Total Return
Total investment return based on net asset value (c)(d)         2.83%          3.53%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............      $27,832        $15,046
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements(d) ......          .85%           .50%
  Expenses, before waivers and reimbursements (d) .....         1.37%          2.99%
  Net investment income (b)(d) ........................         2.80%          3.47%

----------
(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)   Annualized.

                                   ----------

      From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Further information about the Fund's performance is contained in the annual report to shareholders and State of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address shown in this prospectus.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

      Alliance Municipal Trust (the "Fund") consists of eight distinct Portfolios, the General, New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios (each a "Portfolio"), each of which issues a separate class of shares. The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. As a matter of fundamental policy, each Portfolio, except for AMT-Florida and AMT-Massachusetts, pursues its objectives by maintaining a portfolio of high quality money market securities all of which at the time of investment have remaining maturities of one year (397 days with respect to AMT-New Jersey and AMT-Virginia) or less, which maturities may extend to 397 days. AMT-Florida and AMT-Massachusetts pursue their objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940 (the "1940 Act"), as amended) and except when a Portfolio assumes a temporary defensive position, at least 80% of each Portfolio's total assets will be invested in such securities (as opposed to the taxable investments described below). While the fundamental policies described above and the other fundamental investment policies described below may not be changed without shareholder approval, the Fund may, upon notice to shareholders, but without such approval, change non-fundamental investment policies or create additional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that the Fund's objectives will be achieved. Normally, substantially all of each Portfolio's income will be tax exempt as described below (e.g. for 1997, 100% of the income of each Portfolio was exempt from Federal income taxes).

      The Fund will comply with Rule 2a-7 of the 1940 Act as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The average maturity of the Fund's portfolios cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in the Fund's Statement of Additional Information. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

      The General Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local income taxes.

      The New York Portfolio seeks maximum current income that is exempt from Federal, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by New York state or its political subdivisions.

      The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its political subdivisions.

      The Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its political subdivisions.

      The New Jersey Portfolio seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its political subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e., New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities")]. In addition, during periods when Alliance Capital Management L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfolio's standards are not available, it may invest a portion of its assets in securities whose interest payments are only Federally tax-exempt.

      The Virginia Portfolio seeks maximum current income that is exempt from Federal and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

      The Florida Portfolio seeks maximum current income that is exempt from Federal income tax and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

      The Massachusetts Portfolio seeks maximum current income that is exempt from Federal and Massachusetts state personal income taxes by investing at least 65% of its total assets in high quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions. The Massachusetts Portfolio may invest in restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, including securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act"). Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

      Each Portfolio of the Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

      Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such bonds have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. See below, "Daily Dividends, Other Distributions, Taxes."

      There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more detailed discussion of the financial condition of New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts.

Municipal Securities.

      The municipal securities in which each Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion. Each Portfolio will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

      All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corporation (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

      To further enhance the quality and liquidity of the securities in which the Portfolios invest, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial institution could cause a Portfolio's investments backed by that institution to lose value and affect a Portfolio's share price.

      A Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custodian will maintain, in a separate account of the respective Portfolio, liquid assets having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

Taxable Investments

      The taxable investments in which the Fund may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

Other Investment Policies

      No Portfolio of the Fund will invest more than 10% of its net assets in illiquid securities (including illiquid restricted securities with respect to the Massachusetts Portfolio). As to these securities, a Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Illiquid securities may include securities that are not readily marketable and, with respect to the Massachusetts Portfolio, securities subject to legal or contractual restrictions on resale. With respect to the Massachusetts Portfolio, which may invest in restricted securities, restricted securities determined by the Adviser to be liquid will not be treated as "illiquid" for purposes of the restriction on illiquid securities.

      The following investment policies are fundamental policies with respect to each applicable Portfolio except the Massachusetts Portfolio which has adopted the applicable restrictions as non-fundamental policies. To reduce investment risk, the General Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total assets the General Portfolio may invest up to 10% per issuer, and (ii) the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios may invest 50% of their respective total assets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

      As a matter of operating policy, the General Portfolio may invest no more than 5% of its assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Portfolio may invest up to 25% of its assets in the first tier securities (as defined in Rule 2a-7 and described in the Statement of Additional Information) of a single issuer for a period of up to three business days. Each remaining Portfolio may, with respect to 75% of its assets, invest no more than 5% of its assets in the securities of any one issuer; the remaining 25% of each such Portfolio's assets may be invested in securities of one or more issuers provided that they are first tier securities. Fundamental policy number (i) with respect to the General Portfolio and number
(ii) with respect to all other Portfolios would give the Portfolios the investment latitude described therein only in the event Rule 2a-7 is further amended in the future.

--------------------------------------------------------------------------------
                        PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

      For more information on the purchase and redemption of the Fund's shares, see the Fund's Statement of Additional Information.

      Account holders of the ProCASH PLUS account offered by The Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation ("Pershing") are eligible to invest in shares of the Fund. The Fund is intended to provide a means for the investment of free credit cash balances arising in ProCASH PLUS Accounts.

Purchase of Shares

      Your brokerage account will be coded to sweep cash balances into shares of the Portfolio you have selected. There is a $500 minimum initial investment for all Portfolios. Free credit balances arising in your brokerage account from check deposits, dividend payments, interest payments and other credits will be invested in the selected Portfolio on the business day after posting. Free credit balances arising from the sale of securities will be invested into the selected Portfolio on the business day following settlement. Pershing will, however, hold back and not invest in the Fund sufficient monies to pay for security purchases which have not yet settled.

Redemptions

      Pershing has instituted an automatic redemption for participants invested in the Fund. Pershing will redeem a sufficient number of shares on settlement date to pay for all securities transactions. If you intend to send funds to settle securities transactions, Pershing must receive these funds on the business day before the settlement date to prevent an automatic redemption. Shares may also be redeemed to meet any debits in the ProCASH PLUS Account arising from debit card and checking transactions and will be paid from your account on the day transactions are posted.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      Share Price. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of the Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share of the Fund is calculated by taking the sum of the value of the Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

      Timing of Investments and Redemptions. The Fund has two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

      During drastic economic or market developments, you might have difficulty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. Alliance Fund Services, Inc. is not responsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Dealers or agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

      Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

      Daily Dividends, Other Distributions, Taxes. All net income of the Fund is determined each business day at 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of the Fund of record via automatic investment in additional full and fractional shares of the Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

      Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

      Distributions to you out of tax-exempt interest income earned by each Portfolio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California personal income taxes. Distributions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal securities are exempt from Connecticut personal income taxes. Distributions to residents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Government Securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders.

Distributions to residents of Virginia out of income earned by the Virginia Portfolio from Virginia municipal securities or obligations of the United States or any authority, commission or instrumentality of the United States are exempt from Virginia individual, estate, trust, or corporate income tax. Dividends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corporate shareholders will be subject to Florida corporate income tax. Distributions to residents of Massachusetts out of interest earned by the Massachusetts Portfolio from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes. Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

      The Adviser. The Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under separate Advisory Agreements to provide investment advice and, in general, to supervise its management and investment program, subject to the general control of the Trustees of the Fund. For the fiscal year ended June 30, 1998, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA, each paid the Adviser an advisory fee (net of reimbursement for AMT-NY, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA) at an annual rate of .50, .47, .50, .41, .41, .44, .40 and .08 of 1%, respectively, of the average daily value of the respective Portfolio's net assets.

      The Adviser is a leading international investment manager, supervising client accounts with assets as of June 30, 1998 of more than $262 billion (of which more than $107 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 58 registered investment companies managed by the Adviser comprising 123 separate investment portfolios currently have more than 3.5 million shareholders. As of June 30, 1998, the Adviser was retained as an investment manager for employee benefit plan assets for 32 of the FORTUNE 100 companies.

      Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is a wholly owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in each Fund's Statement of Additional Information under "Management of the Fund."

      Under a Distribution Services Agreement (the "Agreement"), the Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the period ended June 30, 1998, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA each paid the Adviser a distribution services fee at an annual rate of .25, .21, .24, .21, .21, .21,
 .22 and .14 of 1%, respectively, of the average daily value of the net assets of each Portfolio. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services provided to the Fund, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing the Funds' shares. The Fund believes that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

      The Adviser will reimburse the Fund to the extent that aggregate operating expenses of the Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

      Custodian, Transfer Agent and Distributor. State Street Bank and Trust Company, P.O. Box 1912, Boston, MA 02105, is the Funds' Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

      Year 2000. Many computer systems and applications in use today process transactions using two digit date fields for the year of the transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and computer system failures. This is commonly known as the Year 2000 problem. Should any of the computer systems employed by the Fund's major service providers fail to process Year 2000 information properly, that could have a significant negative impact on the Fund's operations and the services that are provided to the Fund's shareholders.

      With respect to the Year 2000, the Fund has been advised that the Adviser, Distributor and Transfer Agent (collectively, "Alliance") began to address the Year 2000 issue several years ago in connection with the replacement or upgrading of certain computer systems and applications. During 1997, Alliance began a formal Year 2000 initiative, which established a structured and coordinated process to deal with the Year 2000 issue. Alliance reports that it has completed its assessment of the Year 2000 issues on its domestic and international computer systems and applications. Currently, management of Alliance expects that the required modifications for the majority of its significant systems and applications that will be in use on January 1, 2000, will be completed and tested by the end of 1998. Full integration testing of these systems and testing of interfaces with third-party suppliers will continue through 1999. At this time, management of Alliance believes that the costs associated with resolving this issue will not have a material adverse effect on its operations or on its ability to provide the level of services it currently provides to the Fund.

      The Fund and Alliance have been advised by the Fund's Custodian that it is also in the process of reviewing its systems with the same goals. As of the date of this prospectus, the Funds and Alliance have no reason to believe that the Custodian will be unable to achieve these goals.

      Fund Organization. AMT-General is a diversified, and AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA are non-diversified series of Alliance Municipal Trust, which is also an open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since its formation in January 1983. The Fund's activities are supervised by its Trustees. Normally, shares of each series of Alliance Municipal Trust are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

      Reports. You receive semi-annual and annual reports for the Fund as well as a monthly summary of your account.


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SEWARD & KISSEL
One Battery Park Plaza
New York, New York 10004

Telephone (212) 574-1200
Facsimile (212) 480-8421

March 31, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Alliance Municipal Trust
     File Nos.  2-79807 and 811-03586

Dear Sir or Madam:

On behalf of Alliance Municipal Trust, we hereby file a prospectus dated October 30, 1998 pursuant to Rule 497(e) under the Securities Act of 1933.

Sincerely,

/s/ Nicholas C. Filla


00250185.AJ4